EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
EQUIPMENT [Text Block]

5. EQUIPMENT

	December 31, 2020
	Cost	Accumulated Amortization	Net Book Value

Exploration equipment	$2,034,869	$1,591,813	$443,056
Vehicles	547,294	419,975	127,319
	$2,582,163	$2,025,062	$570,375

The company expensed $154,939 for amortization in 2020.

	December 31, 2019
	Cost	Accumulated Amortization	Net Book Value

Exploration equipment	$1,805,789	$1,472,127	$333,662
Vehicles	456,784	384,722	72,062
	$2,262,573	$1,856,849	$405,724

The company expensed $142,323 for amortization in 2019.

	December 31, 2018
	Cost	Accumulated Amortization	Net Book Value

Exploration equipment	$1,758,619	$1,366,087	$392,532
Vehicles	456,784	348,439	108,345
	$2,215,403	$1,714,526	$500,877

The company expensed $138,304 for amortization in 2018.